UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/07 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (40.9%)(a)

	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.11s, 2047
(Cayman Islands)	$2,520,000	$2,520,000
Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	1,377,000	1,374,430
Ser. 97-C1, Class H, 7s, 2029	815,000	813,875
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.147s, 2029	2,827,000	3,031,282
FRB Ser. 97-D5, Class A5, 7.138s, 2043	300,000	322,308
Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.74s, 2045	8,419,000	8,599,556
Ser. 06-4, Class A4, 5.634s, 2046	4,180,000	4,211,888
Ser. 06-5, Class A4, 5.414s, 2047	4,948,000	4,907,696
Ser. 04-3, Class A5, 5.303s, 2039	5,560,000	5,553,050
FRB Ser. 05-1, Class A5, 4.982s, 2042	163,000	160,493
Ser. 06-1, Class XC, Interest Only (IO), 0.042s, 2045	113,142,222	802,037
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	877,585
Ser. 02-PB2, Class XC, IO, 0.158s, 2035	52,198,800	974,649
Ser. 05-1, Class XW, IO, 0.103s, 2042	225,159,562	949,368
Ser. 04-5, Class XC, IO, 0.082s, 2041	62,869,470	813,654
Ser. 05-4, Class XC, IO, 0.05s, 2045	105,094,245	768,838
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	443,000	445,143
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	595,000	596,382
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.32s, 2014	552,000	550,905
FRB Ser. 02-FL2A, Class K1, 7.82s, 2014	190,000	189,737
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	669,000	668,458
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	2,099,000	2,099,854
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	1,535,000	1,537,102
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	1,899,000	1,904,221
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	1,805,000	1,814,002
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	1,050,000	1,050,578
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	58,458,486	232,379
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	6,303,219	1
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.418s, 2034	17,392,370	71,163
Ser. 05-E, Class 2, IO, 0.306s, 2035	43,628,000	264,914
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	3,572,840	17,638
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	2,167,765	2,164,193
Bayview Commercial Asset Trust Ser. 07-1, Class A, IO,
1.211s, 2037	17,142,000	2,252,210
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	2,089,257	2,095,734
Ser. 04-2, IO, 1.72s, 2034	7,245,927	510,894
Ser. 05-1A, IO, 1.6s, 2035	8,796,253	667,622
Ser. 04-3, IO, 1.6s, 2035	7,520,877	549,964
Ser. 06-2A, IO, 0.879s, 2036	3,875,663	350,640
Ser. 05-3A, IO, 0.775s, 2035	22,904,808	1,854,291
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.86s, 2034	799,246	796,062
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.195s, 2032	619,000	684,579
Ser. 05-PWR9, Class X1, IO, 0.071s, 2042	51,896,536	516,938
Ser. 04-PR3I, Class X1, IO, 0.027s, 2041	20,802,512	430,716
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018	2,313,000	2,313,000
FRB Ser. 05-LXR1, Class H, 6.52s, 2018	1,285,000	1,285,000
FRB Ser. 05-LXR1, Class G, 6.27s, 2018	1,285,000	1,285,000
Ser. 06-BBA7, Class X1A, IO, 1.765s, 2019	27,120,000	345,685
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	125,053,256	188,193
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	25,592,325	1,311,607
Ser. 06-PW14, Class X1, IO, 0.049s, 2038	27,521,671	487,004
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	110,952,621	507,088
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	11,807,000	237,524
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	736,000	774,687
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	6,016,503
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,560,395
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	1,871,460
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.085s, 2043	145,495,980	1,511,794
Ser. 06-C5, Class XC, IO, 0.049s, 2049	164,182,937	2,328,063
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.087s, 2046	105,300,410	633,487
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	7,083,000	7,086,110
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,605,530	2,671,598

Ser. 98-C2, Class F, 5.44s, 2030	4,946,000	4,933,391
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	35,237,000	33,560,407
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	1,960,000	1,979,130
Ser. 06-CN2A, Class H, 5.57s, 2019	1,271,000	1,256,900
Ser. 06-CN2A, Class J, 5.57s, 2019	1,017,000	1,002,182
Ser. 03-LB1A, Class X1, IO, 0.355s, 2038	12,681,011	516,624
Ser. 05-LP5, Class XC, IO, 0.072s, 2043	77,007,028	839,223
Ser. 06-C8, Class XS, IO, 0.045s, 2046	81,458,000	1,135,932
Ser. 05-C6, Class XC, IO, 0.043s, 2044	86,253,359	603,083
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.097s, 2046	9,217,219	391,732
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	13,818,122	231,426
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	16,976,035	473,462
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	27,696,276	38,948
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 1.641s, 2035	16,997,693	347,922
Ser. 05-2, Class 2X, IO, 1.16s, 2035	20,021,024	431,703
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	8,124,000	8,068,611
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C5, Class AX, IO, 0.065s, 2039	51,838,577	915,728
Ser. 06-C3, Class AX, IO, 0.025s, 2038	430,388,871	420,490
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017	308,000	307,998
FRB Ser. 06-A, Class C, 5.92s, 2017	913,000	912,995
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	7,975,000	7,837,830
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	3,575,000	3,536,569
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,303,197
Ser. 04-C2, Class A2, 5.416s, 2036	6,060,000	6,034,063
FRB Ser. 04-C3, Class A5, 5.113s, 2036	59,000	57,586
Ser. 05-C4, Class A5, 5.104s, 2038	21,019,000	20,423,322
Ser. 04-C3, Class A3, 4.302s, 2036	127,000	123,800
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	323,500	323,498
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	414,000	413,433
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	825,000	825,111
Ser. 01-CK1, Class AY, IO, 0.783s, 2035	83,484,000	2,012,095
Ser. 03-C3, Class AX, IO, 0.414s, 2038	107,301,064	4,287,683
Ser. 02-CP3, Class AX, IO, 0.335s, 2035	24,315,623	945,734
Ser. 05-C2, Class AX, IO, 0.101s, 2037	85,299,849	1,342,620
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.937s, 2031	871,263	10,006
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,940,544	3,105,745
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,451,609
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,422,160
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,086,452
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	118,743	118,624
Fannie Mae
IFB Ser. 06-70, Class BS, 14.69s, 2036	609,285	709,448
Ser. 03-W6, Class PT1, 10.035s, 2042	840,784	898,445
Ser. 02-T12, Class A4, 9 1/2s, 2042	310,023	326,052
Ser. 02-T4, Class A4, 9 1/2s, 2041	509,592	531,861
Ser. 02-T6, Class A3, 9 1/2s, 2041	626,269	643,241
Ser. 02-T1, Class A4, 9 1/2s, 2031	65,950	69,544
Ser. 04-T3, Class PT1, 9.386s, 2044	553,674	623,326
IFB Ser. 06-62, Class PS, 7.98s, 2036	1,279,055	1,391,677
IFB Ser. 05-37, Class SU, 7.92s, 2035	3,651,595	3,902,167
IFB Ser. 06-76, Class QB, 7.68s, 2036	2,473,484	2,642,673
IFB Ser. 06-48, Class TQ, 7.68s, 2036	3,984,357	4,186,523
Ser. 02-26, Class A2, 7 1/2s, 2048	2,671,821	2,776,488
Ser. 05-W3, Class 1A, 7 1/2s, 2045	3,008,534	3,155,513
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,308,949	3,459,004
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	2,020,407	2,112,635
Ser. 04-W14, Class 2A, 7 1/2s, 2044	448,177	468,622
Ser. 04-W8, Class 3A, 7 1/2s, 2044	4,021,906	4,207,964
Ser. 04-W2, Class 5A, 7 1/2s, 2044	5,272,194	5,507,113
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	804,415	840,799
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,431,817	1,495,522
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,210,035	1,264,820
Ser. 03-W1, Class 2A, 7 1/2s, 2042	540,474	560,982
Ser. 03-W4, Class 4A, 7 1/2s, 2042	373,660	387,924
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,676,827	1,744,001
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	3,205,014	3,332,584
Ser. 02-T16, Class A3, 7 1/2s, 2042	4,593,998	4,777,124
Ser. 02-T19, Class A3, 7 1/2s, 2042	5,188,464	5,396,151
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	1,394,631	1,450,162
Ser. 02-W6, Class 2A, 7 1/2s, 2042	2,836,781	2,950,589
Ser. 02-T12, Class A3, 7 1/2s, 2042	443,580	459,798
Ser. 02-W4, Class A5, 7 1/2s, 2042	5,992,419	6,219,623
Ser. 02-W1, Class 2A, 7 1/2s, 2042	2,695,505	2,792,343
Ser. 02-14, Class A2, 7 1/2s, 2042	584,797	606,933
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,800,961	2,900,550
Ser. 02-T4, Class A3, 7 1/2s, 2041	182,207	188,758
Ser. 02-T6, Class A2, 7 1/2s, 2041	6,604,075	6,827,953

Ser. 01-T12, Class A2, 7 1/2s, 2041	2,656,033	2,748,967
Ser. 01-T8, Class A1, 7 1/2s, 2041	750,984	775,756
Ser. 01-T7, Class A1, 7 1/2s, 2041	5,890,760	6,089,907
Ser. 01-T3, Class A1, 7 1/2s, 2040	556,930	576,495
Ser. 01-T1, Class A1, 7 1/2s, 2040	978,773	1,013,019
Ser. 99-T2, Class A1, 7 1/2s, 2039	329,773	344,691
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,222,059	1,268,345
Ser. 02-T1, Class A3, 7 1/2s, 2031	479,737	497,776
Ser. 00-T6, Class A1, 7 1/2s, 2030	2,065,293	2,143,628
Ser. 01-T5, Class A3, 7 1/2s, 2030	60,218	62,332
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,729,063	1,795,912
Ser. 01-T4, Class A1, 7 1/2s, 2028	6,239,590	6,532,703
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,311,502	1,361,145
IFB Ser. 06-63, Class SP, 7.38s, 2036	2,683,043	2,843,198
IFB Ser. 06-60, Class TK, 7.32s, 2036	1,193,523	1,225,600
Ser. 02-26, Class A1, 7s, 2048	1,670,725	1,716,280
Ser. 04-T3, Class 1A3, 7s, 2044	1,720,893	1,776,611
Ser. 04-T2, Class 1A3, 7s, 2043	1,347,358	1,391,235
Ser. 03-W3, Class 1A2, 7s, 2042	801,461	823,863
Ser. 02-T16, Class A2, 7s, 2042	1,699,854	1,747,493
Ser. 02-14, Class A1, 7s, 2042	456,004	467,893
Ser. 01-W3, Class A, 7s, 2041	608,461	626,700
Ser. 05-W4, Class 1A3, 7s, 2035	2,292,584	2,367,322
Ser. 04-W1, Class 2A2, 7s, 2033	4,662,513	4,811,011
IFB Ser. 06-104, Class ES, 6.85s, 2036	2,804,439	2,925,724
IFB Ser. 06-104, Class CS, 5.76s, 2036	2,656,030	2,632,490
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	3,837,917	3,811,555
IFB Ser. 05-74, Class CS, 5.39s, 2035	2,311,376	2,283,552
IFB Ser. 05-74, Class CP, 5.243s, 2035	2,028,057	2,016,439
IFB Ser. 05-76, Class SA, 5.243s, 2034	2,876,803	2,825,389
IFB Ser. 05-57, Class CD, 5.175s, 2035	1,864,709	1,846,606
IFB Ser. 06-8, Class PK, 5.12s, 2036	3,833,953	3,714,761
IFB Ser. 06-27, Class SP, 5.06s, 2036	2,816,000	2,780,849
IFB Ser. 06-8, Class HP, 5.06s, 2036	3,356,213	3,293,836
IFB Ser. 06-8, Class WK, 5.06s, 2036	5,211,357	5,067,817
IFB Ser. 05-106, Class US, 5.06s, 2035	4,884,989	4,841,692
IFB Ser. 05-99, Class SA, 5.06s, 2035	2,424,906	2,374,057
IFB Ser. 05-114, Class SP, 4.95s, 2036	1,413,740	1,340,402
IFB Ser. 05-45, Class DA, 4.913s, 2035	3,700,168	3,618,947
IFB Ser. 05-74, Class DM, 4.877s, 2035	4,757,015	4,632,807
IFB Ser. 05-45, Class DC, 4.803s, 2035	2,918,113	2,841,244
IFB Ser. 06-60, Class CS, 4.583s, 2036	1,176,969	1,098,961
IFB Ser. 05-57, Class DC, 4.485s, 2034	3,563,638	3,490,367
IFB Ser. 05-45, Class PC, 4.29s, 2034	1,659,037	1,614,824
IFB Ser. 05-95, Class CP, 4.089s, 2035	378,360	365,394
IFB Ser. 05-95, Class OP, 3.923s, 2035	1,286,000	1,160,160
IFB Ser. 05-106, Class JC, 3.628s, 2035	821,089	725,085
IFB Ser. 05-83, Class QP, 3.562s, 2034	789,704	721,363
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	380,121	2,325
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	3,342,959	290,028
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	4,238,410	314,575
Ser. 03-W12, Class 2, IO, 2.235s, 2043	6,188,948	347,256
IFB Ser. 03-48, Class S, IO, 2.23s, 2033	1,900,861	138,402
Ser. 03-W10, Class 1, IO, 1.943s, 2043	24,594,345	1,134,341
Ser. 03-W10, Class 3, IO, 1.93s, 2043	9,360,966	447,038
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	1,105,325	71,696
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	49,134,268	2,763,922
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	2,695,245	218,357
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	5,784,859	408,556
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	7,848,626	345,987
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	8,214,253	394,963
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	3,271,089	162,421
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	10,600,236	683,356
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	23,683,423	1,135,702
Ser. 03-W8, Class 12, IO, 1.636s, 2042	43,621,567	1,854,258
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	8,744,682	440,996
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	2,321,026	113,061
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	4,697,777	271,292
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	2,173,046	124,329
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	10,250,445	480,260
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	13,605,825	649,815
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	5,058,323	290,040
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	8,847,222	479,941
IFB Ser. 05-69, Class AS, IO, 1.38s, 2035	2,247,038	117,267
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	9,754,062	435,885
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	7,048,545	419,609
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	8,238,279	426,735
IFB Ser. 05-57, Class CI, IO, 1.38s, 2035	6,555,960	306,236
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	6,281,640	344,686
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	6,666,146	360,552
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	13,961,417	614,780
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	7,113,669	342,381
IFB Ser. 05-104, Class SI, IO, 1.38s, 2033	11,877,269	617,248
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	1,312,750	81,204
IFB Ser. 05-92, Class SC, IO, 1.36s, 2035	11,838,863	639,530
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	5,947,336	350,921
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	15,644,773	722,420
Ser. 06-116, Class ES, IO, 1.33s, 2036	3,387,577	125,976
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	30,137,579	1,181,296
IFB Ser. 06-104, Class IM, IO, 1.3s, 2036	1,426,000	73,867
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	3,541,702	139,745

Ser. 06-104, Class SG, IO, 1.28s, 2036	8,269,214	321,250
IFB Ser. 06-104, Class CI, IO, 1.28s, 2036	1,246,500	68,032
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	6,345,363	329,166
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	7,507,938	283,875
IFB Ser. 06-42, Class IB, IO, 1.27s, 2036	6,191,816	232,916
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	12,916,105	485,863
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	740,637	45,571
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	3,162,883	159,599
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	3,944,443	184,205
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	7,921,770	298,983
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	8,701,024	300,446
Ser. 06-94, Class NI, IO, 1.18s, 2036	4,084,807	151,774
IFB Ser. 03-112, Class SA, IO, 1.18s, 2028	4,267,878	114,703
Ser. 03-W17, Class 12, IO, 1.156s, 2033	11,453,883	458,155
Ser. 03-W19, IO, 1.102s, 2033	1,285,060	36,217
Ser. 03-W10, Class 1A, IO, 0.966s, 2043	801,103	11,477
Ser. 03-W10, Class 3A, IO, 0.955s, 2043	954,485	15,890
IFB Ser. 05-67, Class BS, IO, 0.83s, 2035	5,744,343	159,765
Ser. 03-T2, Class 2, IO, 0.825s, 2042	70,186,242	1,390,443
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	11,757,387	290,334
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	18,420,494	520,955
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	33,966,949	908,628
Ser. 03-18, Class X1, IO, 0.683s, 2042	33,073,143	423,171
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	27,022,015	472,093
Ser. 03-W6, Class 51, IO, 0.68s, 2042	18,619,241	308,537
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	5,325,278	210,256
IFB Ser. 04-54, Class SW, IO, 0.68s, 2033	2,668,537	65,905
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	13,978,116	362,557
Ser. 01-T12, Class IO, 0.569s, 2041	31,564,203	398,619
Ser. 03-W2, Class 1, IO, 0.469s, 2042	36,673,028	406,635
Ser. 01-50, Class B1, IO, 0.458s, 2041	4,311,874	37,151
Ser. 02-T4, IO, 0.453s, 2041	17,780,710	170,184
Ser. 03-W3, Class 1, IO, 0.443s, 2042	24,078,939	217,972
Ser. 02-T1, Class IO, IO, 0.426s, 2031	27,217,546	253,375
Ser. 03-W6, Class 3, IO, 0.366s, 2042	24,700,876	219,395
Ser. 03-W6, Class 23, IO, 0.352s, 2042	26,970,373	231,497
Ser. 03-W8, Class 11, IO, 0.03s, 2042	4,353,037	145
Ser. 03-W6, Class 21, IO, 0.004s, 2042	1,360,734	4
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	113,830	77,763
Ser. 06-104, Class EK, zero %, 2036	684,516	656,972
Ser. 06-84, Class OP, PO, zero %, 2036	110,519	106,855
Ser. 372, Class 1, PO, zero %, 2036	2,354,109	1,850,461
Ser. 371, Class 1, PO, zero %, 2036	2,605,964	2,162,227
Ser. 05-113, Class DO, PO, zero %, 2036	7,552,357	6,039,780
Ser. 367, Class 1, PO, zero %, 2036	1,567,641	1,163,091
Ser. 363, Class 1, PO, zero %, 2035	18,560,448	13,784,899
Ser. 361, Class 1, PO, zero %, 2035	10,884,609	8,716,630
Ser. 04-38, Class AO, PO, zero %, 2034	5,424,875	3,927,101
Ser. 02-82, Class TO, PO, zero %, 2032	1,837,333	1,463,270
Ser. 04-61, Class CO, PO, zero %, 2031	4,902,000	3,884,069
FRB Ser. 05-117, Class GF, zero %, 2036	1,115,365	1,033,040
FRB Ser. 05-65, Class ER, zero %, 2035	3,511,598	3,348,264
FRB Ser. 05-57, Class UL, zero %, 2035	3,486,580	3,358,803
FRB Ser. 05-36, Class QA, zero %, 2035	690,259	630,190
FRB Ser. 05-65, Class CU, zero %, 2034	482,159	578,192
FRB Ser. 05-81, Class DF, zero %, 2033	443,977	452,857
FRB Ser. 06-1, Class HF, zero %, 2032	481,674	459,066
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	327,427	340,492
Ser. T-60, Class 1A3, 7 1/2s, 2044	6,441,325	6,736,468
Ser. T-59, Class 1A3, 7 1/2s, 2043	4,093,612	4,290,117
Ser. T-58, Class 4A, 7 1/2s, 2043	1,743,527	1,816,046
Ser. T-57, Class 1A3, 7 1/2s, 2043	4,611,278	4,807,793
Ser. T-51, Class 2A, 7 1/2s, 2042	1,872,438	1,941,572
Ser. T-42, Class A5, 7 1/2s, 2042	1,221,054	1,265,919
Ser. T-41, Class 3A, 7 1/2s, 2032	3,788,170	3,930,083
Ser. T-60, Class 1A2, 7s, 2044	5,676,797	5,859,301
Ser. T-41, Class 2A, 7s, 2032	134,490	137,902
Ser. T-56, Class A, IO, 0.574s, 2043	15,865,998	208,110
Ser. T-56, Class 3, IO, 0.355s, 2043	16,161,789	137,461
Ser. T-56, Class 1, IO, 0.284s, 2043	20,174,737	114,092
Ser. T-56, Class 2, IO, 0.046s, 2043	18,310,247	41,451
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	5,678,771	6,038,255
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.686s, 2033	40,795,340	2,255,956
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,753,680
Ser. 97-C2, Class G, 7 1/2s, 2029	1,156,000	1,271,228
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	4,500,000	4,863,555
Freddie Mac
IFB Ser. 2990, Class LB, 3.348s, 2034	3,612,860	3,240,148
IFB Ser. 3153, Class UK, 7 1/2s, 2036	2,345,033	2,549,430
IFB Ser. 3202, Class PS, 7.32s, 2036	1,223,555	1,264,090
IFB Ser. 3182, Class PS, 7.32s, 2032	3,258,462	3,476,190
IFB Ser. 3202, Class HM, 6.65s, 2036	846,711	865,423
IFB Ser. 3081, Class DC, 5.22s, 2035	1,983,216	1,914,057
IFB Ser. 3114, Class GK, 5.12s, 2036	1,316,921	1,274,331

IFB Ser. 2976, Class KL, 4.877s, 2035	3,486,631	3,350,726
IFB Ser. 2990, Class DP, 4.767s, 2034	3,048,306	2,944,204
IFB Ser. 2979, Class AS, 4.767s, 2034	869,552	837,487
IFB Ser. 3065, Class DC, 3.9s, 2035	2,956,881	2,669,434
IFB Ser. 3050, Class SA, 3.575s, 2034	2,154,754	1,943,144
IFB Ser. 2990, Class WP, 3.302s, 2035	2,353,902	2,210,630
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	5,278,115	540,643
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	5,973,932	507,133
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	2,964,025	157,619
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	14,334,293	747,729
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	5,915,731	354,997
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	2,838,204	166,301
IFB Ser. 3033, Class SF, IO, 1.48s, 2035	4,071,496	137,413
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	14,792,880	905,150
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	7,668,042	352,251
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	16,529,689	680,354
Ser. 3236, Class ES, IO, 1.38s, 2036	5,804,006	243,768
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	8,913,348	473,732
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	12,614,596	504,584
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	3,216,547	127,665
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	15,201,896	938,039
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	6,381,578	282,193
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	9,679,141	578,829
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	4,212,901	178,157
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	5,974,920	313,683
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	2,752,152	176,992
IFB Ser. 3067, Class SI, IO, 1.33s, 2035	11,372,621	706,957
IFB Ser. 2986, Class WS, IO, 1.33s, 2035	3,242,979	83,999
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	17,509,413	782,200
IFB Ser. 3114,Class TS, IO, 1.33s, 2030	34,165,058	1,390,533
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	9,668,735	464,277
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	5,333,176	308,523
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	1,275,060	50,111
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	2,114,812	125,001
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	7,826,619	457,579
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	3,165,142	190,119
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	7,307,712	261,675
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	7,019,381	387,926
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	2,775,203	135,874
IFB Ser. 3199, Class S, IO, 1.13s, 2036	3,884,855	181,647
IFB Ser. 3016, Class SP, IO, 0.79s, 2035	2,742,080	64,549
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	6,491,261	159,231
IFB Ser. 2957, Class SW, IO, 0.68s, 2035	14,004,423	317,288
IFB Ser. 2815, Class S, IO, 0.68s, 2032	6,306,578	148,670
Ser. 242, PO, zero %, 2036	26,584,608	21,194,402
Ser. 239, PO, zero %, 2036	38,320,036	29,993,072
Ser. 3174, PO, zero %, 2036	521,600	427,981
Ser. 236, PO, zero %, 2036	12,310,705	9,666,175
Ser. 3045, Class DO, PO, zero %, 2035	1,333,101	1,054,419
Ser. 231, PO, zero %, 2035	27,616,554	20,570,539
Ser. 3130, Class KO, PO, zero %, 2034	947,865	737,117
FRB Ser. 3213, Class FX, zero %, 2036	628,858	603,900
FRB Ser. 3231, Class X, zero %, 2036	764,546	766,219
FRB Ser. 3048, Class XG, zero %, 2035	373,719	340,084
FRB Ser. 3022, Class TC, zero %, 2035	454,355	477,641
FRB Ser. 3003, Class XF, zero %, 2035	3,008,837	2,957,115
FRB Ser. 2986, Class XT, zero %, 2035	288,228	283,274
FRB Ser. 2958, Class FL, zero %, 2035	1,255,392	1,115,632
FRB Ser. 3046, Class WF, zero %, 2035	574,125	549,309
FRB Ser. 3054, Class XF, zero %, 2034	287,346	280,251
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.073s, 2043	123,789,999	1,029,732
Ser. 05-C3, Class XC, IO, 0.042s, 2045	291,103,979	1,557,988
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	488,000	515,246
Ser. 01-C2, Class A1, 6 1/4s, 2034	385,437	388,659
Ser. 04-C2, Class A4, 5.301s, 2038	13,017,000	12,858,323
Ser. 03-C2, Class A2, 5.284s, 2040	7,723,000	7,742,616
Ser. 97-C1, Class X, IO, 1.517s, 2029	16,029,873	409,512
Ser. 05-C1, Class X1, IO, 0.172s, 2043	107,421,119	1,590,370
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,148,037
Ser. 06-C1, Class XC, IO, 0.038s, 2045	172,896,905	1,235,867
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.62s, 2036	546,512	559,961
IFB Ser. 05-7, Class JM, 5.016s, 2034	3,714,598	3,619,692
IFB Ser. 05-66, Class SP, 3.1s, 2035	1,826,234	1,618,454
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	9,270,485	473,629
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	7,114,692	353,979
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	6,978,336	257,436
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	24,101,267	982,453
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	7,066,325	235,129
IFB Ser. 05-51, Class SJ, IO, 0.88s, 2035	7,088,924	269,671
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	13,774,021	510,472
IFB Ser. 05-28, Class SA, IO, 0.88s, 2035	16,891,301	519,563
Ser. 99-31, Class MP, PO, zero %, 2029	120,091	101,744
Ser. 98-2, Class EA, PO, zero %, 2028	990,557	804,729
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	11,334,956	290,458
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.046s, 2037	237,056,634	1,037,123

Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.091s, 2042		107,305,939	1,722,260
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039		5,341,000	5,354,513
Ser. 04-GG2, Class A6, 5.396s, 2038		5,069,000	5,047,964
Ser. 05-GG4, Class A4, 4.761s, 2039		127,000	120,618
Ser. 05-GG4, Class A4B, 4.732s, 2039		7,685,000	7,228,366
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015		748,000	748,468
Ser. 98-C1, Class F, 6s, 2030		1,627,000	1,631,084
Ser. 03-C1, Class X1, IO, 0.246s, 2040		40,378,598	706,625
Ser. 05-GG4, Class XC, IO, 0.151s, 2039		133,322,778	2,333,149
Ser. 04-C1, Class X1, IO, 0.132s, 2028		45,996,000	319,816
Ser. 06-GG6, Class XC, IO, 0.033s, 2038		147,027,454	511,150
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser.	97-C5, Class F, 7.561s, 2029	1,171,000	1,271,027
Ser.	06-CB16, Class A4, 5.552s, 2045	5,705,000	5,702,319
Ser.	06-CB14, Class A4, 5.481s, 2044	11,600,000	11,545,596
Ser.	06-CB14, Class AM, 5.445s, 2044	5,894,000	5,884,039
FRB Ser. 04-PNC1, Class A4, 5.373s, 2041		48,000	47,910
Ser.	06-LDP9, Class A3, 5.336s, 2047	8,661,000	8,501,291
Ser.	05-CB11, Class A4, 5.335s, 2037	8,740,000	8,649,368
Ser.	05-CB12, Class A4, 4.895s, 2037	128,000	122,740
Ser.	04-C3, Class A5, 4.878s, 2042	122,000	117,097
Ser.	05-LDP2, Class AM, 4.78s, 2042	2,030,000	1,925,928
Ser.	06-CB17, Class X, IO, 0.515s, 2043	57,878,866	2,369,561
Ser.	06-LDP9, Class X, IO, 0.456s, 2047	36,753,261	1,292,245
Ser.	06-LDP7, Class X, IO, 0.009s, 2045	299,386,526	257,287
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser.	00-C9, Class G, 6 1/4s, 2032	1,515,000	1,536,525
Ser.	06-FL2A, Class X1, IO, 0.751s, 2018	146,270,490	685,643
Ser.	03-ML1A, Class X1, IO, 0.315s, 2039	20,138,670	717,440
Ser.	05-LDP2, Class X1, IO, 0.098s, 2042	238,853,413	4,142,614
Ser.	05-CB12, Class X1, IO, 0.072s, 2037	70,391,475	780,905
Ser.	05-LDP1, Class X1, IO, 0.069s, 2046	46,701,129	441,472
Ser.	05-LDP3, Class X1, IO, 0.043s, 2042	172,468,637	1,347,411
Ser.	05-LDP5, Class X1, IO, 0.038s, 2044	446,523,811	2,075,639
Ser.	06-LDP6, Class X1, IO, 0.036s, 2043	95,439,560	521,935
Ser.	06-CB14, Class X1, IO, 0.035s, 2044	58,631,687	274,836
LB Commercial Conduit Mortgage Trust 144A
Ser.	99-C1, Class F, 6.41s, 2031	926,463	937,293
Ser.	99-C1, Class G, 6.41s, 2031	991,777	1,018,281
Ser.	98-C4, Class G, 5.6s, 2035	784,000	767,572
Ser.	98-C4, Class H, 5.6s, 2035	1,328,000	1,276,065
LB-UBS Commercial Mortgage Trust
Ser.	01-C3, Class A2, 6.365s, 2028	43,000	44,446
Ser.	05-C7, Class AM, 5.263s, 2040	9,607,000	9,403,756
Ser.	04-C7, Class A6, 4.786s, 2029	2,341,000	2,235,946
LB-UBS Commercial Mortgage Trust 144A
Ser.	06-C7, Class XW, IO, 0.719s, 2038	41,074,159	2,042,477
Ser.	05-C3, Class XCL, IO, 0.124s, 2040	71,092,251	1,528,782
Ser.	05-C2, Class XCL, IO, 0.111s, 2040	235,246,538	2,442,624
Ser.	05-C5, Class XCL, IO, 0.097s, 2020	105,913,904	1,513,344
Ser.	05-C7, Class XCL, IO, 0.083s, 2040	157,284,710	1,492,975
Ser.	06-C7, Class XCL, IO, 0.065s, 2038	29,854,847	522,460
Ser.	06-C1, Class XCL, IO, 0.061s, 2041	167,770,816	1,874,302
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014		2,250,000	2,250,352
FRB Ser. 04-LLFA, Class H, 6.27s, 2017		826,000	828,194
FRB Ser. 05-LLFA, 6.12s, 2018		534,000	532,665
Lehman Mortgage Trust
Ser.	06-9, Class 2A2, IO, 1.3s, 2037	6,456,937	289,474
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		11,465,610	528,606
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		17,875,124	632,537
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		15,458,122	750,454
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		6,611,137	251,798
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		8,754,048	395,616
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		3,129,107	12,180
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		2,436,208	14,202
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		7,139,956	30,124
IFB Ser. 06-7, Class 1A9, 9s, 2036		1,250,711	1,341,800
IFB Ser. 06-7, Class 4A2, IO, 2.43s, 2036		6,068,238	305,812
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037		3,551,765	190,780
IFB Ser. 06-8, Class 2A2, IO, 1.26s, 2036		787,303	29,132
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037		6,366,872	12,641
Ser. 07-1, Class 3A2, IO, 1.93s, 2037		5,720,000	341,426
Ser. 06-9, Class 2A3, IO, 1.3s, 2036		12,035,388	612,614
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.661s, 2034		904,855	911,433
Ser. 04-13, Class 3A6, 3.786s, 2034		3,642,000	3,494,975
Ser. 06-OA1, Class X, IO, 2.035s, 2046		8,220,663	303,137
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		3,436,722	66,587
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		8,505,832	21,265
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.051s, 2049		125,190,000	1,805,629
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 6.166s, 2022		12,038,000	499,577
FRB Ser. 06-1, Class TM, 5.82s, 2022		1,222,000	1,223,667
Ser. 06-1, Class X1A, IO, 1.286s, 2022		60,399,068	866,062

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.286s, 2035		6,701,956	6,641,220
Ser. 98-C3, Class E, 7.116s, 2030		826,000	877,859
Ser. 96-C2, Class JS, IO, 2.329s, 2028		1,829,029	138,535
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		125,000	119,834
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		121,000	114,974
Ser. 05-MCP1, Class XC, IO, 0.086s, 2043		88,138,168	1,225,671
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.149s, 2039		19,961,797	436,664
Ser. 05-LC1, Class X, IO, 0.107s, 2044		48,754,847	455,858
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.081s, 2039		126,898,000	693,973
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.049s, 2037		4,204,132	1,416,267
Ser. 04-C2, Class X, IO, 6.414s, 2040		1,988,322	628,185
Ser. 05-C3, Class X, IO, 5.557s, 2044		3,720,368	1,136,456
Ser. 06-C4, Class X, IO, 5.475s, 2016		12,962,910	4,451,896
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.674s, 2043		13,455,481	782,705
Ser. 05-HQ6, Class X1, IO, 0.073s, 2042		112,682,565	1,135,629
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042		5,354,000	5,139,937
Ser. 04-HQ4, Class A7, 4.97s, 2040		2,771,000	2,687,039
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030		498,000	503,979
Ser. 04-RR, Class F5, 6s, 2039		1,350,000	1,184,361
Ser. 04-RR, Class F6, 6s, 2039		2,030,000	1,697,211
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033		231,988	232,519
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.393s, 2035		6,535,129	6,514,314
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		3,725,037	10,538
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.09s, 2030		1,389,000	1,415,981
Permanent Financing PLC FRB Ser. 8, Class 2C, 5 3/4s,
2042 (United Kingdom)		2,413,000	2,412,858
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032		4,971,000	5,127,587
Ser. 00-C1, Class J, 6 5/8s, 2010		309,000	300,892
Ser. 00-C2, Class J, 6.22s, 2033		1,499,000	1,523,209
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)		3,491,000	3,525,910
Ser.	04-1A, Class E, 6.65s, 2034 (Ireland)	1,374,000	1,374,000
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		1,647,885	15,449
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		5,350,535	4,926,773
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.882s, 2036		30,412,227	1,463,588
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035		770,000	764,880
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)		993,000	874,616
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		673,000	569,343
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)		443,000	392,712
Wachovia Bank Commercial Mortgage Trust
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.274s, 2035		3,355,939	3,330,266
Ser. 04-8, Class 1A3, 4.654s, 2034		51,833	52,179
Ser. 05-9, Class AX, IO, 0.975s, 2035		37,939,632	565,301
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034		1,257,637	1,257,511
Ser. 06-C23, Class A4, 5.418s, 2045		15,955,000	15,836,714
Ser. 05-C17, Class A4, 5.083s, 2042		8,696,000	8,463,102
Ser. 04-C15, Class A4, 4.803s, 2041		4,128,000	3,933,964
Ser. 06-C28, Class XC, IO, 0.381s, 2048		17,816,357	500,105
Ser. 06-C29, IO, 0.372s, 2048		136,941,515	4,121,940
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018		944,000	943,962
Ser. 03-C3, Class IOI, IO, 0.309s, 2035		22,515,041	678,515
Ser. 05-C18, Class XC, IO, 0.081s, 2042		50,623,357	521,421
Ser. 06-C23, Class XC, IO, 0.045s, 2045		296,739,650	1,824,949
Ser. 06-C26, Class XC, IO, 0.037s, 2045		22,411,662	85,388
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043		10,416,494	541,169
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036		219,000	209,884
Ser. 06-SL1, Class A, 5.305s, 2043		7,525,871	7,485,357
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.192s, 2031 (Cayman Islands)		1,793,000	1,865,931
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.162s, 2036		4,740,070	4,759,882
Ser. 05-AR2, Class 2A1, 4.546s, 2035		2,019,817	2,005,537
Ser. 04-R, Class 2A1, 4.36s, 2034		2,046,302	2,013,209
Ser. 05-AR9, Class 1A2, 4.354s, 2035		1,712,321	1,676,268
Ser. 05-AR12, Class 2A5, 4.32s, 2035		26,265,000	25,282,689
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		56,771,000	632,331

Total collateralized mortgage obligations (cost $1,018,555,493)			$993,522,932

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.1%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$7,578	$8,100
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 15, 2026 to
December 15, 2031	812,415	847,234
6 1/2s, TBA, February 1, 2037	2,500,000	2,557,813
4 1/2s, TBA, February 1, 2037	2,550,000	2,374,090
		5,787,237

U.S. Government Agency Mortgage Obligations (35.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from December 1, 2029 to
December 1, 2029	32,578	33,757
7s, January 1, 2015	37,932	39,074
6s, with due dates from September 1, 2021 to
June 1, 2034	115,020	116,226
5 1/2s, with due dates from December 1, 2034 to
July 1, 2035	2,818,689	2,778,141
5 1/2s, April 1, 2020	228,737	227,603
4 1/2s, TBA, February 1, 2037	3,000,000	2,793,281
Federal National Mortgage Association Graduated
Payment Mortgages 8s, December 1, 2008	62,725	63,215
Federal National Mortgage Association Pass-Through
Certificates
11s, October 1, 2015	12,268	13,315
9s, with due dates from January 1, 2027 to July 1, 2032	360,039	389,693
8s, with due dates from January 1, 2025 to July 1, 2033	1,374,488	1,431,685
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	863,130	892,179
7s, with due dates from August 1, 2021 to
December 1, 2035	4,937,353	5,090,867
7s, with due dates from November 1, 2007 to
September 1, 2017	954,174	978,367
6 1/2s, October 1, 2034	42,005	42,755
6 1/2s, with due dates from September 1, 2010 to
February 1, 2019	185,237	189,215
6 1/2s, TBA, February 1, 2037	2,700,000	2,745,563
6s, with due dates from June 1, 2021 to June 1, 2036	355,267,865	359,410,686
6s, with due dates from August 1, 2008 to May 1, 2021	158,444,284	160,316,854
6s, TBA, February 1, 2037	76,100,000	76,355,650
6s, TBA, February 1, 2022	39,300,000	39,742,125
5 1/2s, with due dates from May 1, 2036 to
December 1, 2036	336,992	331,713
5 1/2s, with due dates from November 1, 2011 to
February 1, 2021	1,859,416	1,852,754
5 1/2s, TBA, February 1, 2037	101,400,000	99,752,250
5s, with due dates from January 1, 2034 to June 1, 2036	74,967,506	72,054,617
5s, with due dates from June 1, 2019 to April 1, 2021	60,523	59,235
5s, TBA, February 1, 2037	16,500,000	15,837,423
4 1/2s, with due dates from September 1, 2020 to
September 1, 2035	12,562,184	12,045,471
4 1/2s, with due dates from July 1, 2020 to
August 1, 2020	5,897,476	5,665,263
4 1/2s, TBA, February 1, 2037	10,250,000	9,546,113
4s, with due dates from May 1, 2019 to August 1, 2020	909,058	852,208
		871,647,298

Total U.S. government and agency mortgage obligations (cost $880,208,789)		$877,434,535

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a) (cost $2,538,541)

	Principal amount	Value

Fannie Mae 7 1/8s, January 15, 2030	$2,000,000	$2,471,035

U.S. TREASURY OBLIGATIONS (1.4%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$2,085,000	$2,017,563
4s, February 15, 2015	12,300,000	11,629,266
3 3/8s, February 15, 2008	17,900,000	17,597,938
3 1/4s, August 15, 2008	3,934,000	3,835,650

Total U.S. treasury obligations (cost $35,465,185)		$35,080,417

ASSET-BACKED SECURITIES (11.4%)(a)

	Principal amount	Value

ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	$78,716	$77,157
Advanta Business Card Master Trust FRB Ser. 04-C1,

Class C, 6.37s, 2013	1,939,000	1,963,509
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	83,032	80,930
Ser. 04-6N, Class Note, 4 3/4s, 2035	85,926	83,617
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	5,045,303	5,062,738
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	6,943,433	6,944,516
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	1,245,000	983,550
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	2,053,163
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,443,531
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	166,000	125,584
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	587,000	435,733
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.69s, 2034	75,188	75,207
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	282,929	283,031
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	1,452,757	1,458,886
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.18s, 2036	3,834,503	6,451
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	1,390,000	1,404,923
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	525,878
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	2,815,420	351,667
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	6,300,000	6,302,441
FRB Ser. 03-F, Class A, 6.07s, 2043	1,974,425	1,975,134
FRB Ser. 04-D, Class A, 5.71s, 2044	2,565,563	2,566,900
Ser. 05-B, Class A, IO, 4.287s, 2039	6,720,370	148,247
Ser. 04-D, Class A, IO, 3.938s, 2007	11,092,437	126,026
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	1,429,015	1,440,161
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	1,251,276	1,259,910
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	1,701,876	1,713,449
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	944,000	774,080
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	546,000	458,299
FRB Ser. 03-3, Class A2, 5.91s, 2043	2,922,079	2,929,384
FRB Ser. 03-1, Class A1, 5.82s, 2042	943,758	946,855
FRB Ser. 05-3, Class A1, 5.77s, 2035	1,062,254	1,065,573
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	204,000	172,380
Bennington Finance, Ltd. 144A FRB Ser. D, 8.865s, 2007
(Cayman Islands)	605,000	610,203
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	2,169,000	2,185,268
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	1,000,000	996,055
Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,751,649
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	880,000	893,131
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	262,533	258,897
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	207,579	214,384
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	101,729	103,416
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	2,550,000	2,582,136
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	140,880	139,009
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	29,837	28,889
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	1,390,000	1,401,386
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	3,629,000	2,268,125
Ser. 00-2, Class A5, 8.85s, 2030	8,500,000	7,968,189
Ser. 02-2, Class A, IO, 8 1/2s, 2033	8,722,430	1,760,291
Ser. 00-4, Class A6, 8.31s, 2032	8,633,000	7,414,486
Ser. 00-5, Class A6, 7.96s, 2032	4,808,000	4,141,832
Ser. 02-1, Class M1F, 7.954s, 2033	1,561,000	1,634,991
Ser. 01-4, Class A4, 7.36s, 2033	7,829,717	8,067,960
Ser. 01-1, Class A5, 6.99s, 2032	281,000	273,947
Ser. 01-3, Class A4, 6.91s, 2033	9,027,000	8,664,403
Ser. 02-1, Class A, 6.681s, 2033	8,884,662	8,962,362
Ser. 01-1, Class A4, 6.21s, 2032	509,463	509,996
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.365s, 2007	3,653,000	3,660,489
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	110,450	108,119
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	147,369	148,426
Ser. 04-14N, 5s, 2036	83,817	82,458
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.064s, 2046	29,240,533	1,197,034
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	1,116,026	1,169,838
IFB Ser. 05-R1, Class 1AS, IO, 0.779s, 2035	9,653,738	265,482

IFB Ser. 05-R2, Class 1AS, IO, 0.392s, 2035	12,196,272	351,460
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	2,157,000	2,192,895
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	926,702	909,219
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	1,262,000	1,285,664
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	859,000	860,341
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	102,049	2,041
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	511,033	511,352
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.42s,
2038 (Cayman Islands)	834,000	838,170
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 5.86s,
2015 (Cayman Islands)	2,600,000	2,601,300
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	266,741	39,238
Ser. 04-3, Class A, 4 1/2s, 2034	7,443	6,640
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.32s,
2037 (Cayman Islands)	417,000	434,222
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	2,444,480	2,445,809
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	1,593,000	1,592,984
Ser. 04-1A, Class B, 6.17s, 2018	178,753	180,042
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	2,523,000	2,496,724
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	905,131	891,219
Ser. 04-2, Class C, 6.17s, 2032	339,424	339,421
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	4,100,250	82,005
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	2,912,000	2,935,888
FRB Ser. 02-1, Class 1C, 6.66s, 2042 (United Kingdom)	860,021	861,269
FRB Ser. 02-2, Class 1C, 6.626s, 2043 (United Kingdom)	806,250	810,570
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	729,203	686,270
Ser. 99-5, Class A5, 7.86s, 2030	19,225,000	18,888,563
Ser. 97-6, Class A9, 7.55s, 2029	1,016,210	1,046,134
Ser. 97-4, Class A7, 7.36s, 2029	361,202	370,660
Ser. 95-8, Class B1, 7.3s, 2026	467,121	462,676
Ser. 96-10, Class M1, 7.24s, 2028	1,342,000	1,329,117
Ser. 97-6, Class A8, 7.07s, 2029	321,185	324,943
Ser. 97-7, Class A8, 6.86s, 2029	258,154	260,807
Ser. 99-3, Class A6, 6 1/2s, 2031	1,473,000	1,430,283
Ser. 99-2, Class A7, 6.44s, 2030	1,851,371	1,808,567
Ser. 99-3, Class A5, 6.16s, 2031	78,260	78,749
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	4,562,658	4,187,447
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,517,046	1,500,966
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	33,643	33,306
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	472,582	501,291
Ser. 05-RP3, Class 1A3, 8s, 2035	1,318,122	1,385,623
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,030,352	1,070,217
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,425,898	1,498,477
Ser. 05-RP1, Class 1A3, 8s, 2035	148,532	156,307
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,624,112	1,690,960
IFB Ser. 04-4, Class 1AS, IO, 0.706s, 2034	13,234,515	353,199
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.858s, 2035	2,813,920	2,781,419
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	1,609,000	1,612,057
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	1,546,482	1,548,492
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	908,671	887,895
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5 7/8s, 2036 (Cayman Islands)	2,366,947	2,349,195
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	53,805	52,936
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	551,000	544,698
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035	435,000	368,576
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.808s, 2028	27,345,367	512,484
Lehman Mortgage Trust
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036	6,573,843	12,326
IFB Ser. 05-2, Class 5A2, 3.588s, 2035	3,801,941	3,129,079
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	4,150,000	4,383,761
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	6,071,000	6,071,000
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	5,098,734	3,977,013
Ser. 02-A IO, 0.3s, 2032	185,438,391	1,992,777
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	162,277	160,698

FRB Ser. 02-1A, Class A1, 6.02s, 2024	2,067,167	2,081,583
Ser. 04-2A, Class D, 5.389s, 2026	146,519	141,047
Ser. 04-2A, Class C, 4.741s, 2026	169,412	162,583
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	16,452	16,205
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	2,662,550	2,760,903
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,956,517	2,029,172
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	2,550,000	2,583,812
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	7,612,337	7,231,720
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	23,244	23,058
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	42,887	42,243
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	25,947	25,558
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	67,893	65,856
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	80,145	79,143
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	847,882	833,914
Ser. 10, Class B, 7.54s, 2036	901,433	778,950
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.61s, 2035	141,123	141,193
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	157,254	156,985
Ser. 04-HB2, Class E, 5s, 2012	327,933	324,453
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)	735,000	749,700
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.864s, 2015 (Cayman Islands)	1,555,000	1,555,467
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	579,579	565,916
Ser. 04-B, Class C, 3.93s, 2012	473,615	459,478
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	2,345,330	2,260,494
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.52s, 2038 (Cayman Islands)	966,000	970,830
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.078s, 2035	866,271	880,619
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	420,220	434,796
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	5,626,384	4,865,573
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	842,491	749,209
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.676s, 2018 (Ireland)	798,000	808,294
FRB Ser. 05-A, Class D, 6.876s, 2012 (Ireland)	908,000	907,909
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	298,000	248,644
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	479,846	470,980
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.67s, 2035	661,719	661,887
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034	570,000	490,200
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	42,914	42,077
Permanent Financing PLC FRB Ser. 3, Class 3C, 6 1/2s,
2042 (United Kingdom)	2,510,000	2,532,950
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.32s, 2011	3,450,000	3,510,375
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.17s, 2011	1,400,000	1,402,394
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	2,100,000	2,111,756
Ser. 04-DA, Class D, 4.4s, 2011	1,183,000	1,167,612
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	220,732	219,646
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.8s, 2035	1,391,000	1,204,217
Ser. 04-NT12, Class Note, 4.7s, 2035	10,061	9,983
Ser. 04-NT, Class Note, 4 1/2s, 2034	191,007	183,611
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	2,165,413	2,167,104
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	3,662	696
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	237,726	11,886
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	380,795	12,376
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	45,392	4,539
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	99,878	999
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	21,771	1,089
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	76,665	8,939
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	2,060	2,047
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	2,010	2,003
Sasco Net Interest Margin Trust 144A Ser. 05-NC1A,
Class A, 4 3/4s, 2035 (Cayman Islands)	119,063	116,861
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034	61,397	2,456
Ser. 04-HE1N, Class Note, 4.94s, 2034	230,946	9,238
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	672,000	564,480
South Coast Funding 144A FRB Ser. 3A, Class A2,

6.574s, 2038 (Cayman Islands)	760,000	763,344
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.82s, 2035	1,284,000	869,284
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015	6,655,224	6,646,905
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 4A5, 5.033s, 2034	1,230,214	1,068,799
IFB Ser. 05-14, Class 1A4, 0.803s, 2035	1,576,881	1,087,953
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	4,876,742	508,249
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.74s, 2035	317,565	317,676
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	2,298,000	2,334,062
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	368,743	363,953
Ser. 04-3, Class D, 4.07s, 2012	472,583	467,862
Ser. 04-4, Class D, 3.58s, 2012	310,884	306,229
Ser. 04-1, Class D, 3.17s, 2011	249,626	248,407
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	2,018,543	2,018,483
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	751,512	749,375

Total asset-backed securities (cost $284,415,323)		$276,417,491

CORPORATE BONDS AND NOTES (10.0%)(a)

	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,950,000	$1,869,511
Georgia-Pacific Corp. debs. 9 1/2s, 2011	1,140,000	1,254,000
Georgia-Pacific Corp. notes 8 1/8s, 2011	815,000	855,750
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,585,000	1,570,578
Lafarge SA notes 6 1/2s, 2016 (France)	440,000	446,072
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	552,659
Newmont Mining Corp. notes 5 7/8s, 2035	830,000	769,835
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	1,095,000	1,056,295
Westvaco Corp./NY unsec. notes 7 1/2s, 2027	240,000	252,137
Weyerhaeuser Co. debs. 7 3/8s, 2032	450,000	478,129
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	1,010,000	1,003,655
		10,108,621

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	640,000	606,400
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	750,000	726,563
Legrand SA debs. 8 1/2s, 2025 (France)	1,160,000	1,351,400
Lockheed Martin Corp. notes Ser. B, 6.15s, 2036	750,000	778,839
		3,463,202

Communication Services (1.2%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,135,000	1,148,620
AT&T Corp. notes 6s, 2009	900,000	909,701
AT&T Corp. sr. notes 8s, 2031	825,000	1,023,248
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	3,295,000	4,261,078
Bellsouth Capital Funding notes 7 3/4s, 2010	750,000	798,308
France Telecom notes 8 1/2s, 2031 (France)	560,000	732,290
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	825,000	836,524
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,020,000	1,021,275
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,265,458
Sprint Capital Corp. company guaranty 6.9s, 2019	920,000	942,489
Sprint Capital Corp. company guaranty 6 7/8s, 2028	3,260,000	3,244,962
Telecom Italia Capital company guaranty 7.2s, 2036
(Luxembourg)	515,000	524,013
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	255,000	242,491
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	525,000	502,026
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	1,315,000	1,220,189
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	1,055,000	1,135,084
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	370,000	382,719
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	725,000	874,496
Telus Corp. notes 8s, 2011 (Canada)	1,460,000	1,588,728
Verizon New England, Inc. sr. notes 6 1/2s, 2011 (S)	2,600,000	2,686,502
Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,182,056
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,305,000	1,537,619
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	364,000	342,835
		28,402,711

Conglomerates (0.1%)

Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	920,000	925,755

Consumer Cyclicals (0.6%)
Chrysler Corp. debs. 7.45s, 2027	850,000	903,199
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	824,846
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	890,000	881,200
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	3,185,000	3,301,737
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	2,345,000	2,337,390
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	780,000	775,540
Ford Motor Credit Corp. notes 6 3/8s, 2008	1,355,000	1,339,287
JC Penney Co., Inc. debs. 7.65s, 2016	180,000	197,747
JC Penney Co., Inc. notes 6 7/8s, 2015	465,000	484,527
Office Depot, Inc. notes 6 1/4s, 2013	751,000	760,970
Omnicom Group, Inc. sr. notes 5.9s, 2016	885,000	892,404
Wyndham Worldwide Corp. 144A sr. unsec 6s, 2016	1,050,000	1,035,384
		13,734,231

Consumer Staples (1.2%)
AT&T Broadband Corp. company guaranty 9.455s, 2022	750,000	974,924
Comcast Corp. company guaranty 5 7/8s, 2018 (S)	490,000	487,673
Cox Communications, Inc. notes 7 1/8s, 2012	1,125,000	1,206,136
Cox Communications, Inc. 144A bonds 6.45s, 2036	945,000	939,931
Cox Communications, Inc. 144A notes 5 7/8s, 2016	900,000	893,207
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,549,544
CVS Corp. 144A pass-through certificates 6.117s, 2013	1,756,380	1,774,559
Dean Foods Co. company guaranty 7s, 2016 (S)	920,000	929,200
Delhaize America, Inc. company guaranty 8 1/8s, 2011	885,000	956,155
Diageo PLC company guaranty 8s, 2022	1,110,000	1,324,776
Fortune Brands, Inc. notes 5 3/8s, 2016	1,240,000	1,168,892
News America Holdings, Inc. debs. 7 3/4s, 2045	710,000	806,542
News America, Inc. company guaranty 6.4s, 2035	2,035,000	2,026,827
News America, Inc. debs. 7 1/4s, 2018	675,000	743,413
Sara Lee Corp. notes 6 1/4s, 2011	770,000	781,696
TCI Communications, Inc. debs. 9.8s, 2012	1,580,000	1,857,854
TCI Communications, Inc. debs. 8 3/4s, 2015	2,290,000	2,704,124
TCI Communications, Inc. debs. 7 7/8s, 2013	1,010,000	1,121,125
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	90,000	105,741
Time Warner, Inc. company guaranty 6 1/2s, 2036	585,000	582,253
Time Warner, Inc. company guaranty 5 7/8s, 2016	200,000	199,553
Time Warner, Inc. debs. 9.15s, 2023	1,860,000	2,323,086
Time Warner, Inc. debs. 9 1/8s, 2013	2,735,000	3,177,064
Viacom, Inc. sr. notes 5 3/4s, 2011	810,000	810,881
		29,445,156

Energy (0.6%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036 (S)	1,175,000	1,165,088
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	965,000	955,460
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	1,370,000	1,423,088
Devon Financing Corp. ULC company guaranty 7 7/8s, 2031	450,000	536,143
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	805,000	826,493
Enterprise Products Operating LP sr. notes Ser. B,
5.6s, 2014	700,000	688,789
Forest Oil Corp. sr. notes 8s, 2011	755,000	783,313
Hess Corp. bonds 7 7/8s, 2029	1,720,000	2,002,737
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	715,000	703,491
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	900,000	877,500
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	2,045,000	2,097,702
Sunoco, Inc. notes 4 7/8s, 2014	770,000	716,270
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	315,000	357,162
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	1,120,000	1,119,988
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	650,000	626,708
		14,879,932

Financial (3.1%)
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,763,371
Block Financial Corp. notes 5 1/8s, 2014	980,000	927,906
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	2,907,000	2,947,189
Boston Properties, Inc. sr. notes 6 1/4s, 2013 (R)	750,000	778,304
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	705,000	707,846
Capital One Financial Corp. sub. notes 6.15s, 2016	1,635,000	1,676,289
CIT Group, Inc. sr. notes 5s, 2015	690,000	660,599
CIT Group, Inc. sr. notes 5s, 2014	4,325,000	4,153,708
Citigroup, Inc. sub. notes 5s, 2014	2,829,000	2,742,433
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	985,000	1,019,766
CNA Financial Corp. unsecd. notes 6s, 2011	985,000	996,910
Colonial Properties Trust notes 6 1/4s, 2014 (R)	985,000	1,009,125
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,540,000	1,507,782
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	485,000	477,832
Equity One, Inc. notes 5 3/8s, 2015 (R)	965,000	925,374
ERP Operating LP notes 6.584s, 2015	735,000	779,730

Fund American Cos. Inc. notes 5 7/8s, 2013	2,165,000	2,148,435
GATX Financial Corp notes 5.8s, 2016	755,000	749,382
General Motors Acceptance Corp. bonds 8s, 2031	1,380,000	1,553,340
General Motors Acceptance Corp. FRN 6.31s, 2007	2,160,000	2,162,296
General Motors Acceptance Corp. FRN Ser. MTN, 6.17s,
2007	2,370,000	2,370,739
General Motors Acceptance Corp. notes 7s, 2012	1,380,000	1,415,401
Greenpoint Capital Trust I company guaranty 9.1s, 2027	790,000	831,819
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	520,000	520,485
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	985,000	952,413
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	1,045,544
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	710,000	709,321
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	675,263
International Lease Finance Corp. notes 4 3/4s, 2012	3,270,000	3,167,947
iStar Financial, Inc. sr. unsec 5.15s, 2012 (R)	800,000	774,126
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	2,205,000	2,170,542
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	3,560,000	3,573,934
Liberty Mutual Group 144A notes 6 1/2s, 2035	2,825,000	2,736,295
Loews Corp. notes 5 1/4s, 2016	630,000	610,028
MetLife, Inc. notes 5.7s, 2035	1,085,000	1,045,901
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	1,015,000	1,067,679
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	815,000	802,848
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	890,000	906,591
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	622,024
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,670,000	1,714,818
PNC Bank NA notes 4 7/8s, 2017	1,300,000	1,220,865
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	1,260,000	1,258,265
Prudential Holdings LLC 144A bonds 8.695s, 2023	2,035,000	2,523,258
Realogy Corp. 144A notes 6.15s, 2011 (R)	95,000	96,535
Realogy Corp. 144A sr. notes 6 1/2s, 2016 (R)	380,000	385,961
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013	935,000	942,662
Rouse Co. (The) notes 7.2s, 2012 (R)	880,000	905,953
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	950,000	959,070
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	920,000	897,357
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	750,000	741,779
UBS AG/Jersey Branch FRN 8.365s, 2008 (Jersey)	5,000,000	5,125,000
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,390,000	1,414,921
Westfield Group sr. notes 5.7s, 2016 (Australia)	1,175,000	1,176,282
		76,049,243

Health Care (0.2%)
Bayer Corp. 144A FRB 6.2s, 2008	1,330,000	1,332,846
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	370,000	376,475
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	845,000	857,675
Wyeth notes 5 1/2s, 2014	1,910,000	1,906,700
		4,473,696

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	1,015,000	1,089,575
Avnet, Inc. notes 6s, 2015	960,000	944,826
Motorola, Inc. sr. notes 8s, 2011	700,000	767,222
Xerox Corp. sr. notes 7 1/8s, 2010	700,000	726,250
Xerox Corp. sr. notes 6.4s, 2016	1,430,000	1,447,181
		4,975,054

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	705,000	766,688
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	1,501,188	1,566,865
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	563,762	582,789
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	610,000	614,015
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	815,000	796,905
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	470,000	456,520
		4,783,782

Utilities & Power (2.1%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	840,000	831,692
Appalachian Power Co. sr. notes 5.8s, 2035	960,000	905,680
Arizona Public Services Co. notes 6 1/2s, 2012	1,410,000	1,451,637
Atmos Energy Corp. notes 4.95s, 2014	1,525,000	1,427,867
Beaver Valley II Funding debs. 9s, 2017	1,435,000	1,608,735
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,620,000	1,611,374
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,735,000	1,863,420
CenterPoint Energy Resources Corp. sr. notes Ser. B,
7 7/8s, 2013	600,000	662,828
Cleveland Electric Illuminating Co. (The) sr. unsec
5.95s, 2036	1,280,000	1,224,064
Cleveland Electric Illuminating Co. (The) 144A sr.

notes Ser. D, 7.88s, 2017		670,000	779,914
Commonwealth Edison Co. 1st mtge. Ser. 104, 5.95s, 2016		820,000	828,052
Consolidated Natural Gas Co. sr. notes 5s, 2014		650,000	622,580
Consumers Energy Co. 1st mtge. 5s, 2012		1,525,000	1,487,438
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		1,420,000	1,397,956
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013		1,035,000	1,011,058
Enbridge Energy Partners LP sr. unsec 5 7/8s, 2016		1,045,000	1,037,284
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015		1,325,000	1,248,430
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		680,000	693,780
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020		1,065,000	1,209,158
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		525,000	542,063
ITC Holdings Corp. 144A notes 5 7/8s, 2016		1,470,000	1,454,006
Kansas Gas & Electric bonds 5.647s, 2021		500,000	483,910
Kinder Morgan, Inc. notes 6 3/4s, 2011		750,000	781,225
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		685,000	693,235
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		3,295,000	3,312,562
National Fuel Gas Co. notes 5 1/4s, 2013		980,000	952,272
Nevada Power Co. 2nd mtge. 9s, 2013		755,000	815,223
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015		580,000	577,108
Northwestern Corp. sec. notes 5 7/8s, 2014		1,475,000	1,443,596
Oncor Electric Delivery Co. debs. 7s, 2022		800,000	856,236
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		490,000	546,040
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,570,000	1,559,255
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		1,465,000	1,455,629
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)		1,334,364	1,336,913
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		855,000	836,376
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016		1,295,000	1,290,547
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		1,605,000	1,655,541
Public Service Co. of New Mexico sr. notes 4.4s, 2008		785,000	771,941
Southern California Edison Co. notes 6.65s, 2029		1,410,000	1,516,854
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037		1,245,000	1,176,544
Spectra Energy Capital, LLC sr. notes 8s, 2019		1,080,000	1,220,522
Teco Energy, Inc. notes 7.2s, 2011		1,485,000	1,557,394
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		880,000	878,745
Westar Energy, Inc. 1st mtge. 5.15s, 2017		195,000	183,661
Westar Energy, Inc. 1st mtge. 5.1s, 2020		1,015,000	933,752
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		212,310	23,864
			50,757,961

Total corporate bonds and notes (cost $242,890,515)			$241,999,344

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.225% versus the three month USD-LIBOR-BBA maturing
on November 10, 2013.	Nov 11 / 5.225	$24,000,000	$212,767
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / 5.28	110,693,000	949,215
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / 5.28	110,693,000	482,123
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.39% versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan 08 / 5.39	116,444,000	2,521,746
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan 08 / 5.39	116,444,000	2,132,381
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.885%
versus the three month USD-LIBOR-BBA maturing
December 9, 2011.	Dec 09 / 4.885	142,650,000	834,360
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan 08 / 5.35	60,369,000	1,213,417
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc.for the right to receive a
fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan 08 / 5.35	60,369,000	1,213,417

Total purchased options outstanding (cost $14,397,565)			$9,559,426

MUNICIPAL BONDS AND NOTES (0.1%)(a) (cost $1,354,853)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$1,355,000	$1,400,745

SHORT-TERM INVESTMENTS (10.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	$6,449,557	$6,439,050
Putnam Prime Money Market Fund (e)	225,930,196	225,930,196
U.S. Treasury Bill for an effective yield of 4.92%,
March 29, 2007 (SEG)	7,653,000	7,595,119
Atlantic Assets Security Corp., for an effective yield
of 5.34%, February 15, 2007	13,100,000	13,072,999
Bryant Park Funding LLC., for an effective yield of
5.32%, February 26, 2007	900,000	896,706

Total short-term investments (cost $253,934,070)		$253,934,070

TOTAL INVESTMENTS

Total investments (cost $2,733,760,334)(b)		$2,691,819,995

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90-day (Short)	3,122	$740,187,175	Dec-07	$3,210,537
Euro-Dollar 90-day (Long)	1,417	336,147,825	Mar-08	(889,479)
U.S. Treasury Bond 20 yr (Long)	1,318	145,144,750	Mar-07	(4,784,509)
U.S. Treasury Note 2 yr (Long)	925	188,324,219	Mar-07	(199,708)
U.S. Treasury Note 5 yr (Short)	79	8,257,969	Mar-07	52,689
U.S. Treasury Note 10 yr (Long)	1,015	108,351,250	Mar-07	175,764

Total				$(2,434,706)

WRITTEN OPTIONS OUTSTANDING at 1/31/07 (premiums received $13,625,088) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$113,530,000	Jul 07 / 4.55	$55,698
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	113,530,000	Jul 07 / 4.55	6,773,722
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.75% versus the three month USD-LIBOR-BBA
maturing December 11, 2010.	14,300,000	Dec 07 / 4.75	37,566
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.04% versus the three month USD-LIBOR-BBA
maturing December 9, 2015.	63,300,000	Dec 10 / 5.04	977,669
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar 08 / 5.225	1,170,268
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar 08 / 5.225	750,770

Total			$9,765,693

TBA SALE COMMITMENTS OUTSTANDING at 1/31/07 (proceeds receivable $101,566,078) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FNMA,	5s, February 1, 2037	$16,500,000	2/12/07	$15,837,423
FNMA,	5 1/2s, February 1, 2037	84,500,000	2/12/07	83,126,874
FNMA,	6 1/2s, February 1, 2037	2,700,000	2/12/07	2,745,563

Total				$101,709,860

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(43,692)

5,417,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	1,095

61,500,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	835,351

4,590,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	287,699

3,830,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	224,373

9,200,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	528,887

25,430,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	1,310,664

106,100,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	693,577

134,600,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(4,244,125)

70,599,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	2,527,072

91,608,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(2,229,471)

Citibank, N.A.
65,880,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(361,195)

5,230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(100,694)

Credit Suisse First Boston International
55,240,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(1,723,267)

Credit Suisse International
7,986,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	33,847

5,195,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	20,658

Deutsche Bank AG
54,861,045	8/2/22	3 month USD-LIBOR-BBA	5.7756%	2,873,720

61,565,504	8/2/32	5.86%	3 month USD-LIBOR-BBA	(4,316,447)

Goldman Sachs Capital Markets, L.P.
54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	1,812,345

61,565,504	8/12/32	5.689%	3 month USD-LIBOR-BBA	(2,803,288)

Goldman Sachs International
5,322,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(94,457)

16,030,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(259,314)

29,390,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(350,965)

48,123,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(1,432,347)

217,245,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	1,031,462

49,968,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(1,158,930)

222,080,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	773,425

5,329,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(67,303)

19,660,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(53,656)

61,798,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(517,666)

JPMorgan Chase Bank, N.A.
55,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	859,611

104,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,964,682

200,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	2,869,131

15,425,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(533,398)

80,000,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(5,513,368)

5,510,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	346,482

22,120,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	1,165,511

173,000,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	1,150,714

49,331,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	66,542

12,553,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(85,685)

8,389,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	180,904

49,901,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(1,126,444)

221,852,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	750,476

86,260,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(172,400)

62,040,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	21,242

58,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,286,978)

23,040,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(79,414)

72,402,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(616,706)

5,733,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(57,081)

156,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	4,140,239

41,147,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(825,088)

Lehman Brothers International (Europe)
24,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(311,340)

	61,010,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(720,850)

	24,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	315,921

	61,010,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	726,561

	246,914,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(7,872,407)

	295,943,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(6,391,629)

	124,010,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	2,434,714

Lehman Brothers Special Financing, Inc.
	123,000,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	10,238

	183,930,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,365,046)

	27,294,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	1,234,780

	223,430,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	3,239,425

	24,607,000	12/20/16	3 month USD-LIBOR-BBA	5.069%	(512,445)

Merrill Lynch Capital Services, Inc.
	53,317,584	8/12/12	4.94%	3 month USD-LIBOR-BBA	218,661

	54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	1,812,345

Morgan Stanley Capital Services, Inc.
	28,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(2,090,029)

Total					$(12,854,771)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank plc
$89,570,000	6/1/07	41.2 bp plus	The spread	$63,146
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
32,545,000	5/1/07	10 bp plus	The spread	(13,890)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
4,951,000	9/15/11	678 bp (1 month	Ford Credit Auto	(21,907)
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

26,800,000	5/1/07	15 bp plus	The spread	28,998
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
32,655,000	5/1/07	10 bp plus	The spread	(13,062)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$43,285

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$990,000	9/20/11	(111 bp)	$(13,005)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	400,000	6/20/11	(101 bp)	(4,247)

Deutsche Bank AG
DJ CDX NA IG Series 7	(2)	4,834,000	12/20/13	(50 bp)	(18,745)

DJ CDX NA IG Series 7
Index	71,351	26,305,000	12/20/11	(40 bp)	(26,990)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	4,834,000	12/20/13	55 bp	58,090

France Telecom, 7.25%,
1/28/13	--	2,375,000	6/20/16	70 bp	45,140

Goldman Sachs Capital Markets, L.P.
Noble Energy, Inc., 8%,
4/1/27	--	1,590,000	6/20/13	60 bp	6,705

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	11,022,000	(a)	2.461%	980,513

DJ CDX NA IG Series 7
Index	(13,603)	118,905,000	12/20/11	(40 bp)	(479,446)

DJ CDX NA IG Series 7
Index	(2)	8,060,000	12/20/13	(50 bp)	(31,253)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	8,060,000	12/20/13	56 bp	101,708

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	4,458	7,515,000	12/20/13	(50 bp)	(24,680)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	7,515,000	12/20/13	54.37 bp	87,546

Hilton Hotels, 7 5/8%,
12/1/12	--	1,980,000	6/20/13	94 bp	(57,363)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	184,075	71,970,000	12/20/11	(40 bp)	(87,149)

DJ CDX NA IG Series 7
Index	206,670	72,780,000	12/20/11	(40 bp)	(65,527)

DJ CDX NA IG Series 7
Index	214,499	72,780,000	12/20/11	(40 bp)	(63,036)

DJ CDX NA IG Series 7
Index	4,967	8,365,000	12/20/13	(50 bp)	(27,466)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	8,365,000	12/20/13	53 bp	90,619

Total					$471,414

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,431,218,065.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $2,743,724,572, resulting in gross unrealized appreciation and depreciation of $3,899,341 and $55,803,918, respectively, or net unrealized depreciation of $51,904,577.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $6,296,395. Certain of these securities were sold prior to period-end. The fund received cash collateral of $6,439,050 which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,958,962 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $386,317,246 and $505,765,119, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

At January 31, 2007, liquid assets totaling $821,200,054 have been designated as collateral for open forward commitments, swap contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2007.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007